Annual Operating Expenses {- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-10 - Fidelity Advisor® International Capital Appreciation Fund
Dec. 30, 2020
Fidelity Advisor International Capital Appreciation Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	1.28%
Fidelity Advisor International Capital Appreciation Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual operating expenses	1.53%
Fidelity Advisor International Capital Appreciation Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual operating expenses	2.02%
Fidelity Advisor International Capital Appreciation Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	1.01%
Fidelity Advisor International Capital Appreciation Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.88%